UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21411

Investment Company Act File Number

Eaton Vance Senior Floating-Rate Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Senior Floating-Rate Trust

July 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 144.4%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 2.8%
AVIO S.p.A.
Term Loan, Maturing June 14, 2017(2)		625	$601,563
Term Loan, Maturing December 14, 2017(2)		650	625,625
Term Loan, 3.91%, Maturing December 14, 2017	EUR	550	666,569
Booz Allen Hamilton Inc.
Term Loan, Maturing July 31, 2019(2)		825	816,750
DAE Aviation Holdings, Inc.
Term Loan, 5.45%, Maturing July 31, 2014		880	879,713
Term Loan, 5.45%, Maturing July 31, 2014		925	925,181
Ducommun Incorporated
Term Loan, 5.50%, Maturing June 28, 2017		1,500	1,503,575
IAP Worldwide Services, Inc.
Term Loan, 9.25%, Maturing December 28, 2012		1,760	1,507,940
Sequa Corporation
Term Loan, 3.72%, Maturing December 3, 2014		794	783,936
Term Loan, 6.25%, Maturing December 3, 2014		249	249,372
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015		1,433	1,417,732
Transdigm, Inc.
Term Loan, 4.00%, Maturing February 14, 2017		821	822,927
Term Loan, 4.00%, Maturing February 14, 2017		2,362	2,369,842
Wesco Aircraft Hardware Corp.
Term Loan, 4.25%, Maturing April 7, 2017		389	389,168
Wyle Services Corporation
Term Loan, 5.00%, Maturing March 27, 2017		810	803,615

			$14,363,508

Air Transport — 0.3%
Evergreen International Aviation, Inc.
Term Loan, 11.50%, Maturing June 30, 2015		824	$759,859
Orbitz Worldwide Inc.
Term Loan, 3.25%, Maturing July 25, 2014		990	953,331

			$1,713,190

Automotive — 7.0%
Allison Transmission, Inc.
Term Loan, 2.75%, Maturing August 7, 2014		3,535	$3,530,454
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017		397	386,579
Chrysler Group LLC
Term Loan, 6.00%, Maturing May 24, 2017		6,939	7,059,652
Delphi Corporation
Term Loan, 3.50%, Maturing March 31, 2017		1,385	1,389,217
Federal-Mogul Corporation
Term Loan, 2.18%, Maturing December 29, 2014		2,413	2,300,295
Term Loan, 2.19%, Maturing December 28, 2015		3,032	2,890,661

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	6,650	$6,586,825
HHI Holdings LLC
Term Loan, 7.00%, Maturing March 21, 2017	1,735	1,743,449
Metaldyne Company LLC
Term Loan, 5.25%, Maturing May 18, 2017	2,176	2,177,362
SRAM, LLC
Term Loan, 4.78%, Maturing June 7, 2018	1,223	1,225,400
Term Loan - Second Lien, 8.50%, Maturing December 7, 2018	500	503,750
Tomkins LLC
Term Loan, 4.25%, Maturing September 29, 2016	1,923	1,932,109
TriMas Corporation
Term Loan, 4.25%, Maturing June 21, 2017	1,016	1,016,166
Veyance Technologies, Inc.
Term Loan, 2.50%, Maturing July 31, 2014	234	226,757
Term Loan, 2.50%, Maturing July 31, 2014	1,634	1,583,143
Term Loan, 5.50%, Maturing July 31, 2014	324	321,756
Term Loan - Second Lien, 6.00%, Maturing July 31, 2015	1,275	1,192,125

		$36,065,700

Building and Development — 1.8%
Armstrong World Industries, Inc.
Term Loan, 4.00%, Maturing March 9, 2018	891	$889,539
Forestar Real Estate Group Inc.
Revolving Loan, 0.49%, Maturing August 6, 2013(3)	244	229,723
Term Loan, 6.50%, Maturing August 6, 2015	2,240	2,161,715
Goodman Global Inc.
Term Loan, 5.75%, Maturing October 28, 2016	1,676	1,680,728
Panolam Industries International, Inc.
Term Loan, 8.25%, Maturing December 31, 2013	1,403	1,388,625
Preferred Proppants, LLC
Term Loan, 7.50%, Maturing December 15, 2016	721	681,699
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016	1,676	1,676,467
Realogy Corporation
Term Loan, 3.25%, Maturing October 10, 2013	116	110,630
Summit Materials Companies I, LLC
Term Loan, 6.00%, Maturing January 30, 2019	474	476,774

		$9,295,900

Business Equipment and Services — 13.3%
ACCO Brands Corporation
Term Loan, 4.25%, Maturing April 30, 2019	498	$499,366
Acosta, Inc.
Term Loan, 5.75%, Maturing March 1, 2018	673	676,679
Term Loan, 5.75%, Maturing March 1, 2018	2,231	2,239,407
Advantage Sales & Marketing, Inc.
Term Loan, 5.25%, Maturing December 18, 2017	2,220	2,215,789
Affinion Group, Inc.
Term Loan, 5.00%, Maturing July 15, 2015	4,577	4,023,901
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017	568	566,393
Altegrity, Inc.
Term Loan, 7.75%, Maturing February 20, 2015	692	690,486
Term Loan, 3.00%, Maturing February 21, 2015	707	671,097

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017	632	$630,867
Brand Energy & Infrastructure Services, Inc.
Term Loan, 2.50%, Maturing February 7, 2014	2,667	2,511,541
Term Loan, 3.73%, Maturing February 7, 2014	732	693,330
Brickman Group Holdings Inc.
Term Loan, 5.50%, Maturing October 14, 2016	1,425	1,430,490
Brock Holdings III, Inc.
Term Loan, 6.01%, Maturing March 16, 2017	1,102	1,104,556
ClientLogic Corporation
Term Loan, 7.21%, Maturing January 30, 2017	1,567	1,449,199
Corporate Executive Board Company, The
Term Loan, Maturing July 2, 2019(2)	525	527,625
DynCorp International LLC
Term Loan, 6.25%, Maturing July 7, 2016	611	610,718
Education Management LLC
Term Loan, 8.25%, Maturing March 29, 2018	2,069	1,984,020
EIG Investors Corp.
Term Loan, 7.75%, Maturing April 20, 2018	1,425	1,423,219
Expert Global Solutions, Inc.
Term Loan, 8.00%, Maturing April 3, 2018	1,945	1,954,040
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 6.75%, Maturing January 31, 2019	623	628,113
Go Daddy Operating Company, LLC
Term Loan, 5.50%, Maturing December 17, 2018	1,439	1,424,734
IMS Health Incorporated
Term Loan, 4.50%, Maturing August 25, 2017	1,271	1,273,291
KAR Auction Services, Inc.
Term Loan, 5.00%, Maturing May 19, 2017	2,818	2,838,925
Kronos, Inc.
Term Loan, 5.22%, Maturing June 9, 2017	996	998,960
Term Loan, 6.25%, Maturing December 28, 2017	821	824,466
Term Loan - Second Lien, 10.46%, Maturing June 11, 2018	1,000	1,010,000
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016	2,037	2,017,773
Meritas LLC
Term Loan, 7.50%, Maturing July 28, 2017	743	740,644
Mitchell International, Inc
Term Loan - Second Lien, 5.75%, Maturing March 30, 2015	1,000	982,500
Monitronics International Inc
Term Loan, 5.50%, Maturing March 16, 2018	848	855,294
Quintiles Transnational Corp.
Term Loan, 5.00%, Maturing June 8, 2018	4,282	4,291,088
Sabre, Inc.
Term Loan, 2.25%, Maturing September 30, 2014	5,906	5,781,765
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017	667	666,979
Term Loan - Second Lien, 8.50%, Maturing May 9, 2018	1,000	1,001,875
Softlayer Technologies, Inc.
Term Loan, 7.25%, Maturing November 5, 2016	640	641,851
SunGard Data Systems, Inc.
Term Loan, 3.94%, Maturing February 26, 2016	4,742	4,752,056
Term Loan, 4.00%, Maturing February 28, 2017	1,547	1,547,496
SymphonyIRI Group, Inc.
Term Loan, 5.00%, Maturing December 1, 2017	817	813,687

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Trans Union, LLC
Term Loan, 5.50%, Maturing February 12, 2018		2,871	$2,896,335
Travelport LLC
Term Loan, 4.96%, Maturing August 21, 2015		553	506,743
Term Loan, 4.96%, Maturing August 21, 2015		2,856	2,618,393
Term Loan, 5.06%, Maturing August 21, 2015	EUR	741	823,051
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		118	118,027
Term Loan, 6.00%, Maturing July 28, 2017		602	603,028
West Corporation
Term Loan, 4.50%, Maturing July 15, 2016		679	678,616
Term Loan, 4.59%, Maturing July 15, 2016		1,933	1,930,702

			$69,169,115

Cable and Satellite Television — 5.8%
Atlantic Broadband Finance, LLC
Term Loan, 5.25%, Maturing April 4, 2019		1,300	$1,308,125
Term Loan - Second Lien, 9.75%, Maturing October 4, 2019		775	813,750
BBHI Acquisition LLC
Term Loan, 4.50%, Maturing December 14, 2017		1,231	1,237,920
Bragg Communications Incorporated
Term Loan, 4.00%, Maturing February 28, 2018		399	399,499
Cequel Communications, LLC
Term Loan, 4.00%, Maturing February 14, 2019		4,389	4,350,939
Charter Communications Operating, LLC
Term Loan, 3.50%, Maturing September 6, 2016		762	760,383
Term Loan, 4.00%, Maturing May 15, 2019		299	299,345
Crown Media Holdings, Inc.
Term Loan, 5.75%, Maturing July 14, 2018		476	477,190
CSC Holdings, Inc.
Term Loan, 2.00%, Maturing March 29, 2016		2,842	2,827,623
Kabel Deutschland GMBH
Term Loan, 4.25%, Maturing February 1, 2019		1,075	1,073,955
Lavena Holdings 4 GmbH
Term Loan, 2.95%, Maturing March 6, 2015	EUR	369	392,818
Term Loan, 3.32%, Maturing March 4, 2016	EUR	369	392,818
Term Loan, 7.70%, Maturing March 6, 2017(4)	EUR	398	320,933
Term Loan - Second Lien, 4.45%, Maturing September 2, 2016	EUR	520	497,176
Mediacom Broadband LLC
Term Loan, 4.50%, Maturing October 23, 2017		1,446	1,441,886
Mediacom Illinois, LLC
Term Loan, 1.95%, Maturing January 30, 2015		3,589	3,480,894
Mediacom LLC
Term Loan, 4.50%, Maturing October 23, 2017		809	803,195
P7S1 Broadcasting Holding II B.V.
Term Loan, 3.18%, Maturing July 1, 2016	EUR	1,781	2,087,190
UPC Broadband Holding B.V.
Term Loan, 4.13%, Maturing December 31, 2016	EUR	2,353	2,863,462
Term Loan, 4.38%, Maturing December 29, 2017	EUR	1,619	1,974,823
UPC Financing Partnership
Term Loan, 3.75%, Maturing December 30, 2016		409	405,892
Term Loan, 3.75%, Maturing December 29, 2017		1,264	1,253,890
Term Loan, 4.75%, Maturing December 29, 2017		375	375,937

			$29,839,643

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Chemicals and Plastics — 5.2%
AZ Chem US Inc.
Term Loan, 7.25%, Maturing December 22, 2017		2,008	$2,023,014
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018		700	698,250
General Chemical Corporation
Term Loan, 5.00%, Maturing October 6, 2015		541	539,043
Harko C.V.
Term Loan, 5.75%, Maturing August 2, 2017		521	521,497
Houghton International, Inc.
Term Loan, 6.75%, Maturing January 29, 2016		811	814,699
Huntsman International, LLC
Term Loan, 2.54%, Maturing June 30, 2016		846	840,568
Term Loan, 2.84%, Maturing April 19, 2017		1,547	1,537,999
Ineos US Finance LLC
Term Loan, 6.50%, Maturing May 4, 2018		3,441	3,379,306
Momentive Performance Materials Inc.
Term Loan, 3.75%, Maturing May 29, 2015		648	617,307
Momentive Performance Materials USA Inc.
Term Loan, 3.75%, Maturing May 5, 2015		1,388	1,332,037
Momentive Specialty Chemicals Inc.
Term Loan, 4.00%, Maturing May 5, 2015		1,665	1,627,268
Term Loan, 4.25%, Maturing May 5, 2015		475	458,375
Term Loan, 4.25%, Maturing May 5, 2015		754	737,322
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		97	97,743
Omnova Solutions Inc.
Term Loan, 5.50%, Maturing May 31, 2017		985	991,156
PolyOne Corp.
Term Loan, 5.00%, Maturing December 20, 2017		498	500,402
Schoeller Arca Systems Holding B.V.
Term Loan, 5.17%, Maturing November 16, 2015	EUR	145	124,475
Term Loan, 5.17%, Maturing November 16, 2015	EUR	412	354,899
Term Loan, 5.17%, Maturing November 16, 2015	EUR	443	381,906
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018		551	553,874
Styron S.A.R.L., LLC
Term Loan, 6.08%, Maturing August 2, 2017		2,857	2,667,257
Taminco Global Chemical Corporation
Term Loan, 5.25%, Maturing February 15, 2019		374	375,699
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.25%, Maturing February 8, 2018		552	542,405
Term Loan, 4.25%, Maturing February 8, 2018		2,023	1,987,808
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		3,536	3,520,158

			$27,224,467

Clothing/Textiles — 0.5%
Ascena Retail Group, Inc.
Term Loan, 4.75%, Maturing June 14, 2018		875	$877,005
Phillips-Van Heusen Corporation
Term Loan, 3.50%, Maturing May 6, 2016		543	543,387
Warnaco Inc.
Term Loan, 3.75%, Maturing June 15, 2018		495	496,238

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Wolverine Worldwide, Inc.
Term Loan, Maturing June 26, 2019(2)	525	$527,953

		$2,444,583

Conglomerates — 2.7%
Jason Incorporated
Term Loan, 8.25%, Maturing September 21, 2014	170	$171,388
Term Loan, 7.75%, Maturing September 22, 2014	223	224,734
Term Loan, 8.25%, Maturing September 22, 2014	68	68,470
Rexnord Corporation
Term Loan, 5.00%, Maturing April 2, 2018	3,259	3,284,613
RGIS Services, LLC
Term Loan, 4.71%, Maturing October 18, 2016	2,514	2,451,012
Term Loan, 5.50%, Maturing October 18, 2017	1,397	1,389,517
Rocket Software, Inc.
Term Loan, 7.00%, Maturing February 8, 2018	1,244	1,239,086
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	750	746,250
Spectrum Brands, Inc.
Term Loan, 5.00%, Maturing June 17, 2016	2,261	2,272,772
Walter Energy, Inc.
Term Loan, 4.00%, Maturing April 2, 2018	2,092	2,070,975

		$13,918,817

Containers and Glass Products — 2.3%
Berry Plastics Corporation
Term Loan, 2.25%, Maturing April 3, 2015	1,934	$1,894,033
BWAY Corporation
Term Loan, 4.50%, Maturing February 23, 2018	152	152,379
Term Loan, 4.50%, Maturing February 23, 2018	1,511	1,511,978
Hilex Poly Co. LLC
Term Loan, 11.25%, Maturing November 16, 2015	790	805,324
Pelican Products, Inc.
Term Loan, 7.00%, Maturing July 11, 2018	500	499,375
Reynolds Group Holdings Inc.
Term Loan, 6.50%, Maturing February 9, 2018	2,760	2,790,566
Term Loan, 6.50%, Maturing August 9, 2018	2,774	2,809,117
Sealed Air Corporation
Term Loan, 4.75%, Maturing October 3, 2018	637	646,080
TricorBraun, Inc.
Term Loan, 5.50%, Maturing May 3, 2018	625	626,562

		$11,735,414

Cosmetics/Toiletries — 0.8%
Bausch & Lomb, Inc.
Term Loan, 5.25%, Maturing May 17, 2019	3,000	$3,006,375
KIK Custom Products, Inc.
Term Loan - Second Lien, 5.25%, Maturing November 28, 2014	975	669,257
Prestige Brands, Inc.
Term Loan, 5.27%, Maturing January 31, 2019	439	443,467

		$4,119,099

Drugs — 1.5%
Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017	499	$491,892
Term Loan, 5.50%, Maturing February 10, 2017	1,975	1,937,120

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Capsugel Holdings US, Inc.
Term Loan, 5.25%, Maturing August 1, 2018		1,210	$1,218,170
Endo Pharmaceuticals Holdings Inc.
Term Loan, 4.00%, Maturing June 18, 2018		436	438,031
Warner Chilcott Company, LLC
Term Loan, 4.25%, Maturing March 15, 2018		796	796,706
Warner Chilcott Corporation
Term Loan, 4.25%, Maturing March 15, 2018		1,591	1,593,412
WC Luxco S.a.r.l.
Term Loan, 4.25%, Maturing March 15, 2018		1,094	1,095,471

			$7,570,802

Ecological Services and Equipment — 0.1%
Envirotest Systems Holding Corp.
Term Loan - Second Lien, 15.50%, Maturing March 31, 2017(5)		286	$294,070
Viking Consortium Borrower Limited
Term Loan - Second Lien, 7.32%, Maturing March 31, 2016(4)(5)	GBP	523	266,590

			$560,660

Electronics/Electrical — 10.0%
Aeroflex Incorporated
Term Loan, 5.75%, Maturing May 9, 2018		1,927	$1,887,689
Aspect Software, Inc.
Term Loan, 6.25%, Maturing May 6, 2016		1,458	1,446,600
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017		3,100	3,100,484
Cinedigm Digital Funding I, LLC
Term Loan, 5.25%, Maturing April 29, 2016		466	465,098
CommScope, Inc.
Term Loan, 4.25%, Maturing January 12, 2018		2,098	2,100,418
Dealer Computer Services, Inc.
Term Loan, 3.75%, Maturing April 20, 2018		1,737	1,735,257
DG FastChannel, Inc.
Term Loan, 5.75%, Maturing July 26, 2018		1,526	1,518,213
Eagle Parent, Inc.
Term Loan, 5.00%, Maturing May 16, 2018		2,574	2,562,417
Edwards (Cayman Islands II) Limited
Term Loan, 5.50%, Maturing May 31, 2016		433	432,618
Term Loan, 5.50%, Maturing May 31, 2016		1,075	1,073,420
FCI International
Term Loan, 3.72%, Maturing November 1, 2013		123	121,608
Term Loan, 3.72%, Maturing November 1, 2013		123	121,608
Term Loan, 3.72%, Maturing November 1, 2013		128	126,316
Term Loan, 3.72%, Maturing November 1, 2013		128	126,316
Freescale Semiconductor, Inc.
Term Loan, 4.50%, Maturing December 1, 2016		3,498	3,297,075
Lawson Software Inc.
Term Loan, 6.25%, Maturing April 5, 2018		5,062	5,116,889
Magic Newco LLC
Term Loan, 7.25%, Maturing December 12, 2018		1,400	1,383,813
Microsemi Corporation
Term Loan, 4.00%, Maturing February 2, 2018		1,505	1,499,424
NeuStar, Inc.
Term Loan, 5.00%, Maturing November 8, 2018		943	946,411

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Nxp B.V.
Term Loan, 4.50%, Maturing March 3, 2017	1,666	$1,649,588
Term Loan, 5.50%, Maturing March 3, 2017	1,017	1,020,280
Term Loan, 5.25%, Maturing March 19, 2019	1,621	1,618,911
Open Solutions, Inc.
Term Loan, 2.58%, Maturing January 23, 2014	1,990	1,904,295
Rovi Solutions Corporation
Term Loan, 4.00%, Maturing March 28, 2019	823	797,200
SafeNet Inc.
Term Loan, 2.75%, Maturing April 12, 2014	812	798,407
Semtech Corp
Term Loan, 4.25%, Maturing March 20, 2017	399	400,247
Sensata Technologies Finance Company, LLC
Term Loan, 4.00%, Maturing May 11, 2018	3,490	3,488,103
Serena Software, Inc.
Term Loan, 4.25%, Maturing March 10, 2016	474	463,335
Term Loan, 5.00%, Maturing March 10, 2016	350	351,313
Shield Finance Co S.A.R.L.
Term Loan, 6.50%, Maturing May 10, 2019	1,000	1,000,000
SkillSoft Corporation
Term Loan, 6.50%, Maturing May 26, 2017	248	250,451
Term Loan, 6.50%, Maturing May 26, 2017	978	986,688
Sophia, L.P.
Term Loan, 6.25%, Maturing July 19, 2018	1,397	1,411,163
Spansion LLC
Term Loan, 4.75%, Maturing February 9, 2015	521	524,114
SS&C Technologies Inc.
Term Loan, 5.00%, Maturing June 7, 2019	138	138,022
Term Loan, 5.00%, Maturing June 7, 2019	1,337	1,335,056
Sunquest Information Systems, Inc.
Term Loan, 6.55%, Maturing December 16, 2016	743	742,500
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018	498	499,055
Vertafore, Inc.
Term Loan, 5.25%, Maturing July 29, 2016	985	985,211
Web.com Group, Inc.
Term Loan, 7.00%, Maturing October 27, 2017	2,566	2,551,649

		$51,977,262

Equipment Leasing — 1.2%
BakerCorp International, Inc.
Term Loan, 4.75%, Maturing June 1, 2018	1,332	$1,329,869
Delos Aircraft Inc.
Term Loan, 4.75%, Maturing April 12, 2016	1,275	1,286,156
Flying Fortress Inc.
Term Loan, 5.00%, Maturing June 30, 2017	3,350	3,375,125

		$5,991,150

Farming/Agriculture — 0.3%
Wm. Bolthouse Farms, Inc.
Term Loan, 5.75%, Maturing February 11, 2016	1,463	$1,466,982

		$1,466,982

Financial Intermediaries — 5.8%
Asset Acceptance Capital Corp.
Term Loan, 8.75%, Maturing November 14, 2017	1,268	$1,273,837

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
CB Richard Ellis Services, Inc.
Term Loan, 3.50%, Maturing March 5, 2018	687	$683,906
Term Loan, 3.75%, Maturing September 4, 2019	649	645,911
Citco III Limited
Term Loan, 5.50%, Maturing June 29, 2018	1,634	1,619,228
First Data Corporation
Term Loan, 3.00%, Maturing September 24, 2014	257	249,903
Term Loan, 3.00%, Maturing September 24, 2014	1,239	1,206,604
Term Loan, 3.00%, Maturing September 24, 2014	2,988	2,903,012
Term Loan, 4.25%, Maturing March 23, 2018	1,636	1,530,267
Grosvenor Capital Management Holdings, LLP
Term Loan, 4.25%, Maturing December 5, 2016	1,308	1,286,948
Hamilton Lane Advisors, LLC
Term Loan, 6.50%, Maturing February 23, 2018	716	715,938
Harbourvest Partners, LLC
Term Loan, 6.25%, Maturing December 16, 2016	961	961,381
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017	917	921,456
LPL Holdings, Inc.
Term Loan, 2.75%, Maturing March 29, 2017	790	767,946
Term Loan, 4.00%, Maturing March 29, 2019	3,067	3,055,810
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	644	646,718
MIP Delaware, LLC
Term Loan, 5.50%, Maturing July 12, 2018	752	755,735
Nuveen Investments, Inc.
Term Loan, 5.96%, Maturing May 12, 2017	2,429	2,418,559
Term Loan, 5.95%, Maturing May 13, 2017	1,651	1,647,460
Term Loan, 7.25%, Maturing May 13, 2017	1,492	1,504,427
Oz Management LP
Term Loan, 1.75%, Maturing November 15, 2016	1,322	1,142,684
RJO Holdings Corp.
Term Loan, 6.25%, Maturing December 10, 2015(5)	7	5,773
Term Loan, 7.00%, Maturing December 10, 2015(5)	223	175,307
RPI Finance Trust
Term Loan, 4.00%, Maturing May 9, 2018	3,459	3,463,759
Vantiv, LLC
Term Loan, 3.75%, Maturing March 27, 2019	474	474,799

		$30,057,368

Food Products — 4.3%
American Seafoods Group LLC
Term Loan, 4.25%, Maturing March 16, 2018	637	$623,028
Clearwater Seafoods Limited Partnership
Term Loan, 6.75%, Maturing June 6, 2018	1,050	1,049,344
Del Monte Foods Company
Term Loan, 4.50%, Maturing March 8, 2018	4,244	4,180,622
Dole Food Company Inc.
Term Loan, 5.04%, Maturing July 6, 2018	962	964,098
Hearthside Food Solutions, LLC
Term Loan, 6.50%, Maturing June 5, 2018	1,175	1,177,937
High Liner Foods Incorporated
Term Loan, 7.00%, Maturing December 19, 2017	647	648,367
JBS USA Holdings Inc.
Term Loan, 4.25%, Maturing May 25, 2018	990	980,100

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		670	$670,565
NBTY, Inc.
Term Loan, 4.25%, Maturing October 2, 2017		2,809	2,813,390
Pierre Foods, Inc.
Term Loan, 7.00%, Maturing September 30, 2016		2,223	2,235,913
Pinnacle Foods Finance LLC
Term Loan, 2.75%, Maturing April 2, 2014		4,983	4,976,486
Term Loan, 4.75%, Maturing October 17, 2018		274	274,244
Solvest Ltd.
Term Loan, 5.02%, Maturing July 6, 2018		1,721	1,725,231

			$22,319,325

Food Service — 6.3%
Aramark Corporation
Term Loan, 3.50%, Maturing July 26, 2016		4,621	$4,611,057
Term Loan, 3.50%, Maturing July 26, 2016		169	168,566
Term Loan, 3.50%, Maturing July 26, 2016		304	303,246
Term Loan, 3.65%, Maturing July 26, 2016		2,094	2,089,750
Term Loan, 4.27%, Maturing July 26, 2016	GBP	950	1,465,875
Brasa Holdings, Inc.
Term Loan, 7.50%, Maturing July 19, 2019		450	441,000
Burger King Corporation
Term Loan, 4.50%, Maturing October 19, 2016		4,498	4,512,915
DineEquity, Inc.
Term Loan, 4.27%, Maturing October 19, 2017		1,305	1,308,822
Dunkin’ Brands, Inc.
Term Loan, 4.00%, Maturing November 23, 2017		3,047	3,036,858
Landry’s, Inc.
Term Loan, 6.50%, Maturing April 24, 2018		1,322	1,327,740
NPC International, Inc.
Term Loan, 5.25%, Maturing December 28, 2018		673	679,204
OSI Restaurant Partners, LLC
Term Loan, 2.50%, Maturing June 14, 2013		447	443,153
Term Loan, 2.56%, Maturing June 14, 2014		4,886	4,840,603
P.F. Chang’s China Bistro Inc.
Term Loan, 6.25%, Maturing July 2, 2019		425	428,188
Sagittarius Restaurants, LLC
Term Loan, 7.51%, Maturing May 18, 2015		413	411,984
U.S. Foodservice, Inc.
Term Loan, 2.75%, Maturing July 3, 2014		867	840,985
US Foods, Inc.
Term Loan, 5.75%, Maturing March 31, 2017		2,593	2,483,759
Weight Watchers International, Inc.
Term Loan, 3.75%, Maturing March 15, 2019		1,322	1,320,719
Wendy’s International, Inc.
Term Loan, 4.75%, Maturing May 15, 2019		1,950	1,953,859

			$32,668,283

Food/Drug Retailers — 4.8%
Alliance Boots Holdings Limited
Term Loan, 3.11%, Maturing July 9, 2015	EUR	1,000	$1,178,792
Term Loan, 3.54%, Maturing July 9, 2015	GBP	2,775	4,110,887
General Nutrition Centers, Inc.
Term Loan, 4.25%, Maturing March 2, 2018		6,125	6,128,828

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Rite Aid Corporation
Term Loan, 2.00%, Maturing June 4, 2014	7,945	$7,804,169
Term Loan, 4.50%, Maturing March 2, 2018	2,109	2,087,494
Sprouts Farmers Markets Holdings, LLC
Term Loan, 6.00%, Maturing April 18, 2018	575	572,125
Supervalu Inc.
Term Loan, 5.00%, Maturing April 28, 2018	3,209	3,197,555

		$25,079,850

Health Care — 17.3%
Alere, Inc.
Term Loan, 4.75%, Maturing June 30, 2017	474	$472,826
Term Loan, 4.75%, Maturing June 30, 2017	572	571,947
Term Loan, 4.75%, Maturing June 30, 2017	2,357	2,356,452
Alliance Healthcare Services, Inc.
Term Loan, 7.25%, Maturing June 1, 2016	1,113	1,040,673
Ardent Medical Services, Inc.
Term Loan, 6.50%, Maturing September 15, 2015	1,774	1,778,694
Aveta, Inc.
Term Loan, 8.50%, Maturing April 4, 2017	662	662,895
Term Loan, 8.50%, Maturing April 4, 2017	662	662,895
Biomet Inc.
Term Loan, 3.37%, Maturing March 25, 2015	3,667	3,662,272
BSN Medical Acquisition Holding GmbH
Term Loan, Maturing July 27, 2019(2)	575	578,834
Catalent Pharma Solutions Inc.
Term Loan, 4.25%, Maturing September 15, 2016	2,122	2,121,880
Term Loan, 5.25%, Maturing September 15, 2017	1,121	1,125,532
CDRL MS, Inc.
Term Loan, 6.75%, Maturing October 3, 2016	783	783,867
Community Health Systems, Inc.
Term Loan, 2.58%, Maturing July 25, 2014	5,537	5,526,997
Term Loan, 3.97%, Maturing January 25, 2017	3,336	3,320,459
ConMed Corporation
Term Loan, 1.75%, Maturing April 12, 2013	175	173,302
Convatec Inc.
Term Loan, 5.75%, Maturing December 22, 2016	970	971,339
CRC Health Corporation
Term Loan, 4.96%, Maturing November 16, 2015	1,906	1,787,327
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016	2,955	2,967,006
DJO Finance LLC
Term Loan, 5.25%, Maturing November 1, 2016	382	380,512
Term Loan, 6.25%, Maturing September 15, 2017	324	325,606
Drumm Investors LLC
Term Loan, 5.00%, Maturing May 4, 2018	2,482	2,396,729
Emdeon, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	798	801,242
Emergency Medical Services Corporation
Term Loan, 5.25%, Maturing May 25, 2018	2,219	2,222,590
Grifols Inc.
Term Loan, 4.50%, Maturing June 1, 2017	2,945	2,947,523
Hanger Orthopedic Group, Inc.
Term Loan, 4.00%, Maturing December 1, 2016	663	661,642

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
HCA, Inc.
Term Loan, 3.71%, Maturing March 31, 2017		6,168	$6,089,463
Term Loan, 3.50%, Maturing May 1, 2018		2,572	2,538,068
Health Management Associates, Inc.
Term Loan, 4.50%, Maturing November 16, 2018		1,294	1,295,699
Hologic, Inc.
Term Loan, Maturing July 19, 2019(2)		1,875	1,888,672
Iasis Healthcare LLC
Term Loan, 5.00%, Maturing May 3, 2018		1,654	1,653,039
Immucor, Inc.
Term Loan, 7.25%, Maturing August 17, 2018		695	699,526
inVentiv Health, Inc.
Term Loan, 6.50%, Maturing August 4, 2016		1,869	1,755,512
Term Loan, 6.75%, Maturing May 15, 2018		1,163	1,092,001
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018		2,807	2,706,176
Kinetic Concepts, Inc.
Term Loan, 7.00%, Maturing May 4, 2018		4,005	4,068,953
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018		550	552,750
MedAssets, Inc.
Term Loan, 5.25%, Maturing November 16, 2016		802	807,219
Medpace, Inc.
Term Loan, 6.50%, Maturing June 16, 2017		838	804,226
Multiplan, Inc.
Term Loan, 4.75%, Maturing August 26, 2017		3,141	3,136,144
MX USA, Inc.
Term Loan, 6.50%, Maturing April 28, 2017		574	570,695
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing February 25, 2017		1,505	1,459,313
Pharmaceutical Product Development, Inc.
Term Loan, 6.25%, Maturing December 5, 2018		1,940	1,966,525
Physiotherapy Associates Holdings, Inc.
Term Loan, 6.00%, Maturing April 30, 2018		300	299,625
Radnet Management, Inc.
Term Loan, 5.75%, Maturing April 6, 2016		1,075	1,069,874
Select Medical Corporation
Term Loan, 5.50%, Maturing June 1, 2018		3,014	2,968,094
Sheridan Holdings, Inc.
Term Loan, 6.00%, Maturing June 29, 2018		575	575,180
Sunrise Medical Holdings B.V.
Term Loan, 6.75%, Maturing May 13, 2014	EUR	237	282,466
Thomson Reuters (Healthcare) Inc.
Term Loan, 6.75%, Maturing June 6, 2019		1,425	1,431,234
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018		1,460	1,422,831
Universal Health Services, Inc.
Term Loan, 3.75%, Maturing November 15, 2016		2,078	2,081,742
Valeant Pharmaceuticals International, Inc.
Term Loan, 4.75%, Maturing February 13, 2019		875	878,281
Term Loan, 4.75%, Maturing February 13, 2019		998	1,000,834
Vanguard Health Holding Co II, LLC
Term Loan, 5.00%, Maturing January 29, 2016		2,064	2,061,133

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
VWR Funding, Inc.
Term Loan, 2.75%, Maturing June 30, 2014	1,102	$1,101,121
Term Loan, 4.50%, Maturing April 3, 2017	1,102	1,105,255

		$89,662,692

Home Furnishings — 0.7%
Hunter Fan Company
Term Loan, 2.75%, Maturing April 16, 2014	326	$307,909
National Bedding Company LLC
Term Loan, 4.00%, Maturing November 28, 2013	1,424	1,425,961
Term Loan - Second Lien, 5.25%, Maturing February 28, 2014	2,050	2,039,750

		$3,773,620

Industrial Equipment — 2.4%
Colfax Corporation
Term Loan, 4.50%, Maturing January 11, 2019	1,294	$1,297,084
Excelitas Technologies Corp.
Term Loan, 4.75%, Maturing November 23, 2016	983	953,025
Generac Power Systems, Inc.
Term Loan, 6.25%, Maturing May 30, 2018	1,550	1,561,625
Grede LLC
Term Loan, 7.00%, Maturing April 3, 2017	825	826,031
Husky Injection Molding Systems Ltd
Term Loan, 6.50%, Maturing June 29, 2018	2,330	2,344,595
Kion Group GMBH
Term Loan, 2.45%, Maturing December 23, 2014(4)	1,036	945,906
Term Loan, 2.95%, Maturing December 23, 2015(4)	1,036	945,906
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017	560	559,199
Schaeffler AG
Term Loan, 6.00%, Maturing January 27, 2017	825	828,873
Tank Intermediate Holding Corp.
Term Loan, 7.75%, Maturing June 28, 2019	1,000	987,500
Terex Corporation
Term Loan, 5.50%, Maturing April 28, 2017	695	701,263
Unifrax Corporation
Term Loan, 6.50%, Maturing November 28, 2018	573	579,424

		$12,530,431

Insurance — 5.1%
Alliant Holdings I, Inc.
Term Loan, 3.46%, Maturing August 21, 2014	2,333	$2,336,155
AmWINS Group, Inc.
Term Loan, 5.75%, Maturing June 6, 2019	1,000	1,000,000
Term Loan - Second Lien, 9.25%, Maturing December 6, 2019	3,275	3,258,625
Applied Systems, Inc
Term Loan, 5.50%, Maturing December 8, 2016	574	572,129
Term Loan, 5.50%, Maturing December 8, 2016	1,330	1,329,611
Asurion LLC
Term Loan, 5.50%, Maturing May 24, 2018	7,423	7,416,194
Term Loan - Second Lien, 9.00%, Maturing May 24, 2019	713	740,127
CCC Information Services, Inc.
Term Loan, 5.50%, Maturing November 11, 2015	1,360	1,362,168
CNO Financial Group, Inc.
Term Loan, 6.25%, Maturing September 30, 2016	865	869,550

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Hub International Limited
Term Loan, 4.75%, Maturing June 13, 2017		2,633	$2,634,876
Term Loan, 6.75%, Maturing December 13, 2017		559	563,184
Towergate Finance, PLC
Term Loan, 6.50%, Maturing August 4, 2017	GBP	1,000	1,481,619
USI Holdings Corporation
Term Loan, 2.75%, Maturing May 5, 2014		2,952	2,921,707

			$26,485,945

Leisure Goods/Activities/Movies — 7.7%
Alpha D2 Limited
Term Loan, 5.75%, Maturing April 28, 2017		1,995	$1,996,973
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing December 15, 2016		3,679	3,674,725
Term Loan, 4.25%, Maturing February 22, 2018		970	968,185
AMC Networks Inc.
Term Loan, 4.00%, Maturing December 31, 2018		1,337	1,332,881
Bombardier Recreational Products, Inc.
Term Loan, 4.60%, Maturing June 28, 2016		2,781	2,777,218
Bright Horizons Family Solutions, Inc.
Term Loan, 4.25%, Maturing May 28, 2015		901	900,274
Cedar Fair, L.P.
Term Loan, 4.00%, Maturing December 15, 2017		1,903	1,907,235
Cinemark USA, Inc.
Term Loan, 3.54%, Maturing April 29, 2016		3,408	3,414,549
Clubcorp Club Operations, Inc.
Term Loan, 6.00%, Maturing November 30, 2016		2,625	2,636,622
Dave & Buster’s, Inc.
Term Loan, 5.50%, Maturing June 1, 2016		978	978,722
Fender Musical Instruments Corporation
Term Loan, 2.50%, Maturing June 9, 2014		272	266,818
Term Loan, 2.50%, Maturing June 9, 2014		535	525,423
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016		2,248	2,238,414
Regal Cinemas, Inc.
Term Loan, 3.29%, Maturing August 23, 2017		4,334	4,317,071
Revolution Studios Distribution Company, LLC
Term Loan, 4.00%, Maturing December 21, 2014(5)		760	609,482
Term Loan - Second Lien, 7.25%, Maturing June 21, 2015(5)		800	340,880
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.00%, Maturing August 17, 2017		2,385	2,382,453
Six Flags Theme Parks, Inc.
Term Loan, 4.25%, Maturing December 20, 2018		2,150	2,148,824
Town Sports International Inc.
Term Loan, 7.00%, Maturing May 11, 2018		1,841	1,861,973
Zuffa LLC
Term Loan, 2.25%, Maturing June 19, 2015		3,871	3,758,504
Term Loan, 9.25%, Maturing June 19, 2015		748	751,836

			$39,789,062

Lodging and Casinos — 2.9%
Affinity Gaming, LLC
Term Loan, 5.50%, Maturing November 9, 2017		424	$424,732
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 16, 2018		1,029	1,033,743

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Caesars Entertainment Operating Company
Term Loan, 9.50%, Maturing October 31, 2016		2,925	$2,960,466
Term Loan, 5.50%, Maturing January 26, 2018		2,081	1,839,013
Gala Group LTD
Term Loan, 5.58%, Maturing May 30, 2018	GBP	2,625	3,765,780
Isle of Capri Casinos, Inc.
Term Loan, 4.75%, Maturing November 1, 2013		913	917,434
Las Vegas Sands LLC
Term Loan, 2.84%, Maturing November 23, 2016		468	456,180
Term Loan, 2.84%, Maturing November 23, 2016		1,855	1,826,962
LodgeNet Entertainment Corporation
Term Loan, 6.50%, Maturing April 4, 2014		1,026	684,707
Pinnacle Entertainment, Inc.
Term Loan, 4.00%, Maturing March 19, 2019		574	574,100
Tropicana Entertainment Inc.
Term Loan, 7.50%, Maturing March 16, 2018		349	350,871

			$14,833,988

Nonferrous Metals/Minerals — 2.4%
Arch Coal, Inc
Term Loan, 5.75%, Maturing May 16, 2018		2,375	$2,346,056
Fairmount Minerals LTD
Term Loan, 5.25%, Maturing March 15, 2017		3,790	3,773,892
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 24, 2019		1,022	1,028,189
Novelis, Inc.
Term Loan, 4.00%, Maturing March 10, 2017		670	666,337
Term Loan, 4.00%, Maturing March 10, 2017		2,019	2,008,396
Oxbow Carbon and Mineral Holdings LLC
Term Loan, 3.85%, Maturing May 8, 2016		2,535	2,540,946

			$12,363,816

Oil and Gas — 4.4%
Buffalo Gulf Coast Terminals LLC
Term Loan, 7.50%, Maturing October 31, 2017		546	$549,287
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015		189	190,936
Term Loan, 9.00%, Maturing June 23, 2017		2,524	2,556,621
Crestwood Holdings LLC
Term Loan, 9.75%, Maturing March 26, 2018		2,125	2,153,333
Energy Transfer Equity, L.P.
Term Loan, 3.75%, Maturing March 24, 2017		2,625	2,592,187
Frac Tech International LLC
Term Loan, 6.25%, Maturing May 6, 2016		4,342	3,766,703
Gibson Energy ULC
Term Loan, 4.75%, Maturing June 15, 2018		2,319	2,333,682
MEG Energy Corp.
Term Loan, 4.00%, Maturing March 16, 2018		1,216	1,219,764
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015		2,850	2,864,370
Sheridan Production Partners I, LLC
Term Loan, 6.50%, Maturing April 20, 2017		105	106,417
Term Loan, 6.50%, Maturing April 20, 2017		173	174,224
Term Loan, 6.50%, Maturing April 20, 2017		1,302	1,314,816

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Tervita Corporation
Term Loan, 6.50%, Maturing October 17, 2014	547	$551,126
Term Loan, 3.25%, Maturing November 14, 2014	2,495	2,449,574

		$22,823,040

Publishing — 5.5%
Ascend Learning, Inc.
Term Loan, 5.75%, Maturing May 23, 2017	3,195	$3,153,164
Aster Zweite Beteiligungs GmbH
Term Loan, 5.97%, Maturing December 31, 2014	93	87,402
Term Loan, 5.97%, Maturing December 31, 2014	1,543	1,444,774
Term Loan, 5.97%, Maturing December 31, 2014	1,614	1,511,977
Cengage Learning Acquisitions, Inc.
Term Loan, 2.50%, Maturing July 3, 2014	984	904,199
Endurance International Group, Inc. (The)
Term Loan - Second Lien, 11.00%, Maturing October 20, 2018	300	301,500
GateHouse Media Operating, Inc.
Term Loan, 2.25%, Maturing August 28, 2014	858	282,794
Term Loan, 2.25%, Maturing August 28, 2014	2,046	674,191
Term Loan, 2.50%, Maturing August 28, 2014	665	218,971
Getty Images, Inc.
Term Loan, 4.00%, Maturing November 2, 2015	547	548,438
Term Loan, 5.25%, Maturing November 7, 2016	3,232	3,247,152
Instant Web, Inc.
Term Loan, 3.62%, Maturing August 7, 2014	163	129,837
Term Loan, 3.62%, Maturing August 7, 2014	1,562	1,245,520
Interactive Data Corp
Term Loan, 4.50%, Maturing February 12, 2018	3,138	3,142,493
Lamar Media Corporation
Term Loan, 4.00%, Maturing December 30, 2016	553	556,690
Laureate Education, Inc.
Term Loan, 5.25%, Maturing August 15, 2018	5,799	5,581,113
Medianews Group
Term Loan, 8.50%, Maturing March 19, 2014	108	104,408
Merrill Communications, LLC
Term Loan, 7.75%, Maturing December 24, 2012	1,225	1,173,233
Nelson Education Ltd.
Term Loan, 2.96%, Maturing July 3, 2014	462	396,341
Nielsen Finance LLC
Term Loan, 4.00%, Maturing May 2, 2016	1,948	1,949,528
SGS International, Inc.
Term Loan, 3.75%, Maturing September 30, 2013	437	436,876
Source Interlink Companies, Inc.
Term Loan, 15.00%, Maturing March 18, 2014(4)(5)	720	432,105
Term Loan - Second Lien, 10.75%, Maturing June 18, 2013	888	852,943

		$28,375,649

Radio and Television — 3.6%
Clear Channel Communications, Inc.
Term Loan, 3.90%, Maturing January 28, 2016	1,969	$1,491,163
Cumulus Media Holdings Inc.
Term Loan - Second Lien, Maturing September 16, 2019(2)	1,000	1,010,000
Cumulus Media, Inc.
Term Loan, 5.75%, Maturing September 17, 2018	4,650	4,681,714
Entercom Radio, LLC
Term Loan, 6.25%, Maturing November 23, 2018	524	526,562

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Foxco Acquisition Sub, LLC
Term Loan, 4.75%, Maturing July 14, 2015	449	$449,880
Gray Television, Inc.
Term Loan, 3.75%, Maturing December 31, 2014	628	624,284
Hubbard Radio, LLC
Term Loan, 5.25%, Maturing April 28, 2017	903	909,541
LIN Television Corp.
Term Loan, 5.00%, Maturing December 21, 2018	597	601,477
Mission Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016	516	515,970
Nexstar Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016	807	807,065
Raycom TV Broadcasting, Inc.
Term Loan, 4.50%, Maturing May 31, 2017	866	861,919
Sinclair Television Group Inc.
Term Loan, 4.00%, Maturing October 28, 2016	734	736,531
Univision Communications Inc.
Term Loan, 4.50%, Maturing March 31, 2017	4,784	4,596,807
Weather Channel
Term Loan, 4.25%, Maturing February 13, 2017	1,112	1,116,585

		$18,929,498

Rail Industries — 0.1%
RailAmerica, Inc.
Term Loan, 4.00%, Maturing March 1, 2019	773	$774,995

		$774,995

Retailers (Except Food and Drug) — 4.3%
99 Cents Only Stores
Term Loan, 5.25%, Maturing January 11, 2019	1,495	$1,501,699
Evergreen Acqco 1 LP
Term Loan, 6.25%, Maturing July 9, 2019	675	681,750
FTD, Inc.
Term Loan, 4.75%, Maturing June 11, 2018	1,184	1,177,697
Harbor Freight Tools USA, Inc.
Term Loan, 5.50%, Maturing November 14, 2017	1,000	1,003,750
J Crew Group, Inc.
Term Loan, 4.75%, Maturing March 7, 2018	2,077	2,058,323
Jo-Ann Stores, Inc.
Term Loan, 4.75%, Maturing March 16, 2018	1,939	1,925,915
Michaels Stores, Inc.
Term Loan, 5.00%, Maturing July 29, 2016	926	930,972
National Vision, Inc.
Term Loan, Maturing August 10, 2018(2)	800	788,000
Neiman Marcus Group, Inc. (The)
Term Loan, 4.75%, Maturing May 16, 2018	3,800	3,779,142
Petco Animal Supplies, Inc.
Term Loan, 4.50%, Maturing November 24, 2017	2,215	2,215,351
Pilot Travel Centers LLC
Term Loan, 4.25%, Maturing March 30, 2018	1,773	1,770,521
ServiceMaster Company
Term Loan, 2.75%, Maturing July 24, 2014	222	221,416
Term Loan, 2.80%, Maturing July 24, 2014	2,233	2,223,468
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016	1,319	1,285,006

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Vivarte SA
Term Loan, 3.07%, Maturing March 9, 2015	EUR	29	$28,300
Term Loan, 3.07%, Maturing March 9, 2015	EUR	62	61,875
Term Loan, 3.07%, Maturing March 9, 2015	EUR	347	343,912
Term Loan, 3.57%, Maturing March 8, 2016	EUR	18	18,227
Term Loan, 3.57%, Maturing March 8, 2016	EUR	71	70,509
Term Loan, 3.57%, Maturing March 8, 2016	EUR	440	436,485

			$22,522,318

Steel — 0.5%
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		691	$692,983
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		495	494,382
Waupaca Foundry, Inc.
Term Loan, 8.50%, Maturing June 29, 2017		650	655,687
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		625	626,563

			$2,469,615

Surface Transport — 1.0%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 9, 2018		3,481	$3,459,805
Swift Transportation Co. Inc.
Term Loan, 5.00%, Maturing December 21, 2017		1,812	1,826,756

			$5,286,561

Telecommunications — 6.1%
Alaska Communications Systems Holdings, Inc.
Term Loan, 5.50%, Maturing October 21, 2016		1,798	$1,640,333
Cellular South, Inc.
Term Loan, 4.50%, Maturing July 27, 2017		842	837,293
Crown Castle International Corporation
Term Loan, 4.00%, Maturing January 31, 2019		1,866	1,864,459
Intelsat Jackson Holdings S.A.
Term Loan, 5.25%, Maturing April 2, 2018		10,221	10,249,376
Macquarie UK Broadcast Limited
Term Loan, 3.06%, Maturing December 1, 2014	GBP	755	1,079,999
MetroPCS Wireless, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		3,950	3,933,171
NTELOS Inc.
Term Loan, 4.00%, Maturing August 7, 2015		905	904,060
Oberthur Technologies Holding SAS
Term Loan, 6.25%, Maturing March 30, 2019		575	563,500
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018		941	939,912
Syniverse Holdings, Inc.
Term Loan, 5.00%, Maturing April 23, 2019		1,850	1,847,687
Telesat LLC
Term Loan, 4.25%, Maturing March 28, 2019		6,825	6,810,374
TowerCo Finance LLC
Term Loan, 4.50%, Maturing February 2, 2017		667	669,062
Windstream Corporation
Term Loan, 3.15%, Maturing December 17, 2015		320	319,663

			$31,658,889

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Utilities — 3.6%
AES Corporation
Term Loan, 4.25%, Maturing June 1, 2018	2,568	$2,575,983
BRSP, LLC
Term Loan, 7.50%, Maturing June 4, 2014	752	754,900
Calpine Corporation
Term Loan, 4.50%, Maturing April 2, 2018	941	945,203
Term Loan, 4.50%, Maturing April 2, 2018	2,765	2,778,402
Dynegy Midwest Generation LLC
Term Loan, 9.25%, Maturing August 4, 2016	521	535,555
Dynegy Power, LLC
Term Loan, 9.25%, Maturing August 4, 2016	943	981,032
Invenergy LLC
Term Loan, 9.00%, Maturing November 21, 2017	737	736,643
LS Power Funding Corp.
Term Loan, 5.50%, Maturing June 28, 2019	1,125	1,122,187
NRG Energy, Inc.
Term Loan, 4.00%, Maturing July 2, 2018	4,381	4,396,153
Texas Competitive Electric Holdings Company, LLC
Term Loan, 4.75%, Maturing October 10, 2017	5,832	3,725,160

		$18,551,218

Total Senior Floating-Rate Interests (identified cost $754,170,380)		$748,412,455

Corporate Bonds & Notes — 9.4%

Security	Principal Amount* (000’s omitted)	Value
Automotive — 0.0%(6)
American Axle & Manufacturing, Inc., Sr. Notes
9.25%, 1/15/17(7)	104	$116,870
Visteon Corp., Sr. Notes
6.75%, 4/15/19	30	29,325

		$146,195

Beverage and Tobacco — 0.0%(6)
Constellation Brands, Inc., Sr. Notes
6.00%, 5/1/22	105	$116,419
Innovation Ventures LLC/Innovation Ventures Finance Corp., Sr. Notes
9.50%, 8/15/19(7)	50	50,000

		$166,419

Brokers, Dealers and Investment Houses — 0.0%(6)
Alliance Data Systems Corp., Sr. Notes
6.375%, 4/1/20(7)	55	$57,475

		$57,475

Building and Development — 0.0%(6)
Isabelle Acquisition Sub, Inc., Sr. Notes
10.00%, 11/15/18(4)(7)	130	$135,038
Nortek, Inc., Sr. Notes
10.00%, 12/1/18	85	92,225
8.50%, 4/15/21	25	25,875

		$253,138

Security	Principal Amount* (000’s omitted)		Value
Business Equipment and Services — 0.1%
Education Management, LLC, Sr. Notes
8.75%, 6/1/14		280	$256,900

			$256,900

Cable and Satellite Television — 0.0%(6)
DISH DBS Corp., Sr. Notes
5.875%, 7/15/22(7)		85	$87,975

			$87,975

Chemicals and Plastics — 1.2%
Hexion US Finance Corp., Sr. Notes
6.625%, 4/15/20		2,000	$2,055,000
Ineos Finance PLC, Sr. Notes
7.25%, 2/15/19(7)	EUR	1,000	1,218,095
8.375%, 2/15/19(7)		1,825	1,895,719
7.50%, 5/1/20(7)		800	816,000
LyondellBasell Industries N.V., Sr. Notes
5.00%, 4/15/19(7)		225	245,250
5.75%, 4/15/24(7)		200	227,500

			$6,457,564

Containers and Glass Products — 0.4%
Berry Plastics Corp., Sr. Notes
5.205%, 2/15/15(8)		2,000	$2,012,500

			$2,012,500

Cosmetics/Toiletries — 0.3%
Revlon Consumer Products Corp.
9.75%, 11/15/15		1,415	$1,517,587

			$1,517,587

Ecological Services and Equipment — 0.1%
Clean Harbors, Inc., Sr. Notes
5.25%, 8/1/20(7)		50	$51,813
Environmental Systems Product Holdings, Inc., Jr. Notes
18.00%, 3/31/15(4)(5)(7)		460	390,401

			$442,214

Electronics/Electrical — 0.0%(6)
Brocade Communications Systems, Inc., Sr. Notes
6.625%, 1/15/18		30	$31,425
6.875%, 1/15/20		30	32,700
Lawson Software, Inc., Sr. Notes
9.375%, 4/1/19(7)		60	64,500

			$128,625

Equipment Leasing — 0.4%
Aircastle, Ltd., Sr. Notes
6.75%, 4/15/17		50	$52,750
7.625%, 4/15/20		25	26,875
Ashtead Capital, Inc., Sr. Notes
6.50%, 7/15/22(7)		50	52,188
International Lease Finance Corp., Sr. Notes
5.65%, 6/1/14		1,000	1,040,000
6.75%, 9/1/16(7)		350	385,875
7.125%, 9/1/18(7)		350	397,687

			$1,955,375

Security	Principal Amount* (000’s omitted)		Value
Financial Intermediaries — 1.1%
Ally Financial, Inc., Sr. Notes
2.667%, 12/1/14(8)		55	$53,377
CIT Group, Inc., Sr. Notes
4.25%, 8/15/17		145	145,000
First Data Corp., Sr. Notes
7.375%, 6/15/19(7)		1,000	1,048,750
Ford Motor Credit Co., LLC, Sr. Notes
8.00%, 12/15/16		175	207,327
12.00%, 5/15/15		2,250	2,797,371
UPCB Finance II, Ltd., Sr. Notes
6.375%, 7/1/20(7)	EUR	1,000	1,261,160

			$5,512,985

Food Products — 0.0%(6)
Smithfield Foods, Inc., Sr. Notes
6.625%, 8/15/22		95	$98,800

			$98,800

Food Service — 0.0%(6)
Ruby Tuesday, Inc., Sr. Notes
7.625%, 5/15/20(7)		125	$112,969

			$112,969

Health Care — 0.1%
Accellent, Inc., Sr. Notes
8.375%, 2/1/17		135	$141,075
Biomet, Inc., Sr. Notes
6.50%, 8/1/20(7)		95	98,087
Community Health Systems, Inc., Sr. Notes
7.125%, 7/15/20		120	125,850
Hologic, Inc., Sr. Notes
6.25%, 8/1/20(7)		245	259,700
Kinetic Concepts, Inc./KCI USA, Inc., Sr. Notes
10.50%, 11/1/18(7)		45	47,813
USPI Finance Corp., Sr. Notes
9.00%, 4/1/20(7)		60	64,950

			$737,475

Home Furnishings — 0.2%
Libbey Glass, Inc., Sr. Notes
6.875%, 5/15/20(7)		735	$779,100
Monaco SpinCo, Inc., Sr. Notes
6.75%, 4/30/20(7)		200	216,000

			$995,100

Industrial Equipment — 0.2%
Terex Corp., Sr. Notes
10.875%, 6/1/16		915	$1,029,375

			$1,029,375

Insurance — 0.0%(6)
Alliant Holdings I, Inc., Sr. Notes
11.00%, 5/1/15(7)		40	$41,850

			$41,850

Security	Principal Amount* (000’s omitted)	Value
Leisure Goods/Activities/Movies — 0.2%
AMC Entertainment, Inc., Sr. Notes
8.75%, 6/1/19	110	$119,900
National CineMedia, LLC, Sr. Notes
6.00%, 4/15/22(7)	790	821,600
Royal Caribbean Cruises, Sr. Notes
6.875%, 12/1/13	35	37,013
7.00%, 6/15/13	95	99,275
7.25%, 6/15/16	25	27,750
7.25%, 3/15/18	50	55,375
Seven Seas Cruises, S. de R.L., LLC
9.125%, 5/15/19	20	20,950

		$1,181,863

Lodging and Casinos — 1.2%
Buffalo Thunder Development Authority, Sr. Notes
9.375%, 12/15/14(7)(9)	480	$180,000
Caesars Entertainment Operating Co., Sr. Notes
5.375%, 12/15/13	30	29,100
8.50%, 2/15/20(7)	2,100	2,113,125
11.25%, 6/1/17	1,500	1,631,250
Choice Hotels International, Inc., Sr. Notes
5.75%, 7/1/22	25	26,750
Inn of the Mountain Gods Resort & Casino, Sr. Notes
8.75%, 11/30/20(7)	93	92,302
Mohegan Tribal Gaming Authority
10.50%, 12/15/16(7)	105	92,925
Mohegan Tribal Gaming Authority, Sr. Sub. Notes
11.00%, 9/15/18(7)	400	268,000
Peninsula Gaming, LLC, Sr. Notes
10.75%, 8/15/17	1,000	1,143,750
Tunica-Biloxi Gaming Authority, Sr. Notes
9.00%, 11/15/15(7)	310	297,600
Waterford Gaming, LLC, Sr. Notes
8.625%, 9/15/14(5)(7)	191	110,550

		$5,985,352

Nonferrous Metals/Minerals — 0.3%
Cloud Peak Energy Resources, LLC/Cloud Peak Energy Finance Corp., Sr. Notes
8.25%, 12/15/17(7)	1,000	$1,055,000
8.50%, 12/15/19	335	355,937
FMG Resources (August 2006) Pty, Ltd., Sr. Notes
7.00%, 11/1/15(7)	75	77,250
Molycorp, Inc., Sr. Notes
10.00%, 6/1/20(7)	130	122,850
New Gold, Inc., Sr. Notes
7.00%, 4/15/20(7)	40	41,900
Penn Virginia Resource Partners, LP/Penn Virginia Resource Finance Corp. II, Sr. Notes
8.375%, 6/1/20(7)	50	50,750

		$1,703,687

Oil and Gas — 0.3%
Eagle Rock Energy Partners, LP/Eagle Rock Energy Finance Corp., Sr. Notes
8.375%, 6/1/19(7)	50	$49,438
Everest Acquisition, LLC/Everest Acquisition Finance, Inc., Sr. Notes
6.875%, 5/1/19(7)	290	309,937
9.375%, 5/1/20(7)	210	226,275

Security	Principal Amount* (000’s omitted)	Value
Halcon Resources Corp., Sr. Notes
9.75%, 7/15/20(7)	100	$102,000
Laredo Petroleum, Inc., Sr. Notes
7.375%, 5/1/22(7)	55	58,300
MEG Energy Corp., Sr. Notes
6.375%, 1/30/23(7)	100	102,500
Newfield Exploration Co., Sr. Notes
5.625%, 7/1/24	120	128,100
Oasis Petroleum, Inc., Sr. Notes
6.875%, 1/15/23	135	137,025
Petroleum Development Corp., Sr. Notes
12.00%, 2/15/18	115	122,475
Quicksilver Resources, Inc., Sr. Notes
11.75%, 1/1/16	10	9,675
SESI, LLC, Sr. Notes
6.875%, 6/1/14	60	60,019
SM Energy Co., Sr. Notes
6.50%, 1/1/23(7)	75	76,594

		$1,382,338

Publishing — 0.3%
Laureate Education, Inc., Sr. Notes
9.25%, 9/1/19(7)	155	$153,837
11.00%, 8/15/15(7)	1,160	1,191,900

		$1,345,737

Radio and Television — 0.3%
Entravision Communications Corp., Sr. Notes
8.75%, 8/1/17(7)	948	$1,014,360
XM Satellite Radio Holdings, Inc., Sr. Notes
13.00%, 8/1/14(7)	485	540,775

		$1,555,135

Rail Industries — 0.1%
American Railcar Industry, Sr. Notes
7.50%, 3/1/14	175	$178,938
Kansas City Southern Mexico, Sr. Notes
8.00%, 2/1/18	500	563,750

		$742,688

Retailers (Except Food and Drug) — 0.2%
Dollar General Corp., Sr. Notes
4.125%, 7/15/17	35	$36,488
HD Supply, Inc., Sr. Notes
8.125%, 4/15/19(7)	35	38,238
J Crew Group, Inc., Sr. Notes
8.125%, 3/1/19	95	98,206
Michaels Stores, Inc., Sr. Notes
7.75%, 11/1/18	140	150,675
Pantry, Inc., Sr. Notes
8.375%, 8/1/20(7)	70	71,312
Party City Holdings, Inc., Sr. Notes
8.875%, 8/1/20(7)	120	124,800
Sally Holdings, LLC/Sally Capital, Inc., Sr. Notes
5.75%, 6/1/22	175	187,906

Security	Principal Amount* (000’s omitted)	Value
Toys “R” Us, Inc., Sr. Notes
7.875%, 4/15/13	205	$214,740
7.375%, 9/1/16(7)	50	50,312

		$972,677

Steel — 0.0%
RathGibson, Inc., Sr. Notes
11.25%, 2/15/14(5)(9)	445	$0

		$0

Telecommunications — 0.6%
Avaya, Inc., Sr. Notes
9.75%, 11/1/15	840	$659,400
Digicel Group, Ltd., Sr. Notes
8.875%, 1/15/15(7)	825	843,562
Hughes Satellite Systems Corp., Sr. Notes
6.50%, 6/15/19	1,000	1,080,000
Intelsat Bermuda, Ltd., Sr. Notes
11.25%, 6/15/16	122	128,863
Intelsat Jackson Holdings, Ltd., Sr. Notes
7.25%, 10/15/20(7)	160	170,800
SBA Telecommunications, Inc., Sr. Notes
5.75%, 7/15/20(7)	85	89,781

		$2,972,406

Utilities — 1.8%
Calpine Corp., Sr. Notes
7.50%, 2/15/21(7)	4,725	$5,280,187
7.875%, 1/15/23(7)	3,350	3,827,375
Reliant Energy, Inc., Sr. Notes
7.625%, 6/15/14	20	21,400

		$9,128,962

Total Corporate Bonds & Notes (identified cost $46,987,458)		$48,981,366

Asset-Backed Securities — 1.0%

Security	Principal Amount (000’s omitted)	Value
Alzette European CLO SA, Series 2004-1A, Class E2, 6.968%, 12/15/20(8)	$328	$285,347
Avalon Capital Ltd. 3, Series 1A, Class D, 2.417%, 2/24/19(7)(8)	589	478,715
Babson Ltd., Series 2005-1A, Class C1, 2.405%, 4/15/19(7)(8)	753	571,427
Carlyle High Yield Partners, Series 2004-6A, Class C, 2.917%, 8/11/16(7)(8)	1,000	946,011
Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.968%, 3/8/17(8)	985	870,884
Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.205%, 7/17/19(8)	750	600,308
Comstock Funding Ltd., Series 2006-1A, Class D, 4.717%, 5/30/20(7)(8)	692	537,401
Schiller Park CLO Ltd., Series 2007-1A, Class D, 2.701%, 4/25/21(7)(8)	1,000	757,066

Total Asset-Backed Securities (identified cost $5,924,833)		$5,047,159

Common Stocks — 1.5%

Security	Shares	Value
Air Transport — 0.0%(6)
Delta Air Lines, Inc.(10)	3,971	$38,320

		$38,320

Automotive — 0.1%
Dayco Products, LLC(10)(11)	18,702	$635,868

		$635,868

Building and Development — 0.1%
Panolam Holdings Co.(5)(10)(12)	253	$412,415
United Subcontractors, Inc.(5)(10)(11)	508	20,638

		$433,053

Diversified Manufacturing — 0.0%(6)
MEGA Brands, Inc.(10)	16,150	$101,139

		$101,139

Ecological Services and Equipment — 0.1%
Environmental Systems Products Holdings, Inc.(5)(10)(12)	6,211	$565,201

		$565,201

Financial Intermediaries — 0.0%(6)
RTS Investor Corp.(5)(10)(11)	78	$7,433

		$7,433

Food Service — 0.1%
Buffets Restaurants Holdings Inc.(5)(10)(11)	47,937	$435,747

		$435,747

Leisure Goods/Activities/Movies — 0.3%
Metro-Goldwyn-Mayer Holdings, Inc.(5)(10)(11)	50,438	$1,538,359

		$1,538,359

Lodging and Casinos — 0.1%
Greektown Superholdings, Inc.(10)	71	$3,621
Tropicana Entertainment, Inc.(5)(10)(11)	35,670	481,545

		$485,166

Nonferrous Metals/Minerals — 0.1%
Euramax International, Inc.(5)(10)(11)	701	$210,360

		$210,360

Oil and Gas — 0.0%(6)
SemGroup Corp.(10)	1,397	$47,093

		$47,093

Publishing — 0.6%
Ion Media Networks, Inc.(5)(10)(11)	3,990	$2,946,017
MediaNews Group, Inc.(5)(10)(11)	10,718	230,114
Source Interlink Companies, Inc.(5)(10)(11)	2,290	13,442
SuperMedia, Inc.(10)(11)	9,554	21,974

		$3,211,547

Total Common Stocks (identified cost $4,544,540)		$7,709,286

Preferred Stocks — 0.0%(6)

Security	Shares	Value
Ecological Services and Equipment — 0.0%(6)
Environmental Systems Products Holdings, Inc., Series A(5)(10)(12)	1,422	$89,586

Total Preferred Stocks (identified cost $24,885)		$89,586

Warrants — 0.0%(6)

Security	Shares	Value
Oil and Gas — 0.0%(6)
SemGroup Corp., Expires 11/30/14(10)	1,470	$15,295

		$15,295

Publishing — 0.0%
Reader’s Digest Association, Inc. (The), Expires 2/14/19(5)(10)(11)	1,450	$0

		$0

Total Warrants (identified cost $15)		$15,295

Miscellaneous — 0.0%(6)

Security	Shares	Value
Oil and Gas — 0.0%(6)
SemGroup Corp., Escrow Certificate(10)	540,000	$21,600

Total Miscellaneous (identified cost $0)		$21,600

Short-Term Investments — 4.1%

Description	Interest/ Principal Amount (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(13)	$15,906	$15,906,491
State Street Bank and Trust Euro Time Deposit, 0.01%, 8/1/12	5,217	5,216,814

Total Short-Term Investments (identified cost $21,123,305)		$21,123,305

Total Investments — 160.4% (identified cost $832,775,416)		$831,400,052

Less Unfunded Loan Commitments — (0.1)%		$(244,386)

Net Investments — 160.3% (identified cost $832,531,030)		$831,155,666

Other Assets, Less Liabilities — (35.0)%		$(181,407,535)

Value

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (25.3)%	$(131,305,370)

Net Assets Applicable to Common Shares — 100.0%	$518,442,761

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

EUR	-	Euro

GBP	-	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after July 31, 2012, at which time the interest rate will be determined.

(3)	Unfunded or partially unfunded loan commitments. The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion.

(4)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(6)	Amount is less than 0.05%.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2012, the aggregate value of these securities is $33,059,520 or 6.4% of the Trust’s net assets applicable to common shares.

(8)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2012.

(9)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(10)	Non-income producing security.

(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(12)	Restricted security.

(13)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2012 was $9,360.

A summary of open financial instruments at July 31, 2012 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
8/31/12	British Pound Sterling 3,449,283	United States Dollar 5,390,833	JPMorgan Chase Bank	$(17,036)
8/31/12	Euro 5,855,590	United States Dollar 7,313,398	Citibank NA	106,366
9/28/12	British Pound Sterling 3,460,474	United States Dollar 5,381,625	Goldman Sachs International	(43,717)
9/28/12	Euro 5,005,040	United States Dollar 6,241,410	HSBC Bank USA	78,985
10/31/12	British Pound Sterling 839,424	United States Dollar 1,319,763	HSBC Bank USA	3,698
10/31/12	Euro 2,295,778	United States Dollar 2,841,301	Deutsche Bank	13,349

				$141,645

At July 31, 2012, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts. The Trust also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

At July 31, 2012, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $202,398 and $60,753, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Trust at July 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$833,351,483

Gross unrealized appreciation	$14,118,774
Gross unrealized depreciation	(16,314,591)

Net unrealized depreciation	$(2,195,817)

Restricted Securities

At July 31, 2012, the Trust owned the following securities (representing 0.2% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	6,211	$0	$565,201
Panolam Holdings Co.	12/30/09	253	139,024	412,415

Total Common Stocks			$139,024	$977,616

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	1,422	$24,885	$89,586

Total Restricted Securities			$163,909	$1,067,202

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2012, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments	$—	$746,043,862	$2,124,207	$748,168,069
Corporate Bonds & Notes	—	48,480,415	500,951	48,981,366
Asset-Backed Securities	—	5,047,159	—	5,047,159
Common Stocks	208,526	639,489	6,861,271	7,709,286
Preferred Stocks	—	—	89,586	89,586
Warrants	—	15,295	0	15,295
Miscellaneous	—	21,600	—	21,600
Short-Term Investments	—	21,123,305	—	21,123,305
Total Investments	$208,526	$821,371,125	$9,576,015	$831,155,666
Forward Foreign Currency Exchange Contracts	$—	$202,398	$—	$202,398
Total	$208,526	$821,573,523	$9,576,015	$831,358,064

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(60,753)	$—	$(60,753)
Total	$—	$(60,753)	$—	$(60,753)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Senior Floating-Rate Interests	Investments in Corporate Bonds & Notes	Investments in Common Stocks	Investments in Preferred Stocks, Warrants and Miscellaneous	Total
Balance as of October 31, 2011	$2,354,268	$435,763	$7,420,504	$87,538	$10,298,073
Realized gains (losses)	(369,400)	259	3,271,966	18,652	2,921,477
Change in net unrealized appreciation (depreciation)	350,298	(4,264)	(2,201,795)	2,048	(1,853,713)
Cost of purchases(1)	404,855	87,622	435,747	—	928,224
Proceeds from sales(1)	(2,240,283)	(18,895)	(3,665,615)	(18,652)	(5,943,445)
Accrued discount (premium)	58,680	466	—	—	59,146

	Investments in Senior Floating-Rate Interests	Investments in Corporate Bonds & Notes	Investments in Common Stocks	Investments in Preferred Stocks, Warrants and Miscellaneous	Total
Transfers to Level 3*	$1,565,789	$—	$1,600,464	$—	$3,166,253

Balance as of July 31, 2012	$2,124,207	$500,951	$6,861,271	$89,586	$9,576,015

Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2012	$(915,698)	$(12,158)	$877,637	$2,048	$(48,171)

*	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments.

(1)	Cost of purchases may include securities received in corporate actions; proceeds from sales may include securities delivered in corporate actions.

None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

At July 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Floating-Rate Trust

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	September 24, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 24, 2012